Net Income Per Share (Tables)	12 Months Ended
May 31, 2020
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income Per Share
The computation of basic and diluted net income per common share for the years ended May 31, 2018, 2019 and 2020 was as follows:

	For the years ended May 31,
	2018	2019	2020
	US$	US$	US$
Numerator:
Net income attributable to New Oriental Education & Technology Group Inc.’s shareholders	296,130	238,065	413,333

Net income available for future distribution	296,130	238,065	413,333

Denominator
Weighted average common shares outstanding - b asic	158,168,794	158,293,890	158,429,576

Plus: incremental weighted average common shares from assumed vesting of NES using the treasury stock method	387,706	745,455	1,107,314

Weighted average common shares outstanding - d iluted	158,556,500	159,039,345	159,536,890

Net income per common share
- Basic	1.87	1.50	2.61
- Diluted	1.87	1.50	2.59